Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Cost	The components of lease costs, lease term and discount rate are as follows:
Six Months Ended
June 30, 2024
(unaudited)
Operating lease cost:
Vehicles	74
Facilities rent	56
130
Remaining Lease Term
Vehicles	0.08 -2.25 years
Facilities rent	2.26- 10.09 years

Weighted Average Discount Rate
Vehicles	1.9%
Facilities rent	3.97%

Schedule of Maturities of Operating Lease Liabilities	The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2024:
June 30, 2024
(unaudited)
Period:
The remainder of 2024	117
2025	201
2026	147
2027	88
2028	77
2029-2034	359
Total operating lease payments	989
Less: imputed interest	159
Present value of lease liabilities	830